Trade and Other Receivables (Details) - Summary of change in provision for doubtful debts during the year - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of change in provision for doubtful debts during the year [Abstract]
Balance at January 1	₪ 87	₪ 92
Expected credit loss recognized	13	23
Bad debts	(20)	(28)
Balance at December 31	₪ 80	₪ 87